Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
TEAM Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat1437249_SupplementTextBlock	TEAM ASSET STRATEGY FUND Supplement to the Prospectus dated February 28, 2011
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Text Block]	vat1437249_SupplementExpenseNarrativeTextBlock

The Board of Trustees of the Valued Advisers Trust has determined to activate the Rule 12b-1 Plan for the TEAM Asset Strategy Fund (the “Fund”), effective March 1, 2012. As a result, the disclosure contained in footnote number 1 to the fee table in the summary section of the Fund’s prospectus under the heading, “Fees and Expenses of the Fund” is replaced with the following:

"1.
The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to February 29, 2012.  However, effective March 1, 2012, the Plan will be activated, and the Fund will, as a result, begin to incur the fees associated with the Plan"